Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value
Fair Value

(21) Fair Value

        ASC Topic 820,"Fair Value Measurements and Disclosures" ("ASC 820") defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

•	Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.
•

Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

        The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2014 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,600,372	$—	$4,576,309	$24,063
States and political subdivisions	282,276	—	282,276	—
Other	49,315	29,315	20,000	—

	$4,931,963	$29,315	$4,878,585	$24,063

        The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2013 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,027,701	$—	$4,999,849	$27,852
States and political subdivisions	248,410	—	248,410	—
Other	28,468	28,468	—	—

	$5,304,579	$28,468	$5,248,259	$27,852

        Investment securities available-for-sale are classified within level 2 and level 3 of the valuation hierarchy, with the exception of certain equity investments that are classified within level 1. For investments classified as level 2 in the fair value hierarchy, the Company obtains fair value measurements for investment securities from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Investment securities classified as level 3 are non-agency mortgage-backed securities. The non-agency mortgage-backed securities held by the Company are traded in inactive markets and markets that have experienced significant decreases in volume and level of activity, as evidenced by few recent transactions, a significant decline or absence of new issuances, price quotations that are not based on comparable securities transactions and wide bid-ask spreads among other factors. As a result of the inability to use quoted market prices to determine fair value for these securities, the Company determined that fair value, as determined by level 3 inputs in the fair value hierarchy, is more appropriate for financial reporting and more consistent with the expected performance of the investments. For the investments classified within level 3 of the fair value hierarchy, the Company used a discounted cash flow model to determine fair value. Inputs in the model included both historical performance and expected future performance based on information currently available.

        Assumptions used in the discounted cash flow model as of December 31, 2014 and December 31, 2013 were applied separately to those portions of the bond where the underlying residential mortgage loans had been performing under original contract terms for at least the prior 24 months and those where the underlying residential mortgages had not been meeting the original contractual obligation for the same period. Unobservable inputs included in the model are estimates on future principal prepayment rates, and default and loss severity rates. For that portion of the bond where the underlying residential mortgage had been meeting the original contract terms for at least 24 months, the Company used the following estimates in the model: (i) a voluntary prepayment rate of 7%, (ii) a 1% default rate, (iii) a loss severity rate of 25%, and (iv) a discount rate of 13%. The assumptions used in the model for the rest of the bond included the following estimates: (i) a voluntary prepayment rate of 2%, (ii) a default rate of 4.5%, (iii) a loss severity rate that started at 60% for the first year (2012) then declines by 5% for the following five years (2013, 2014, 2015, 2016 and 2017) and remains at 25% thereafter (2018 and beyond), and (iv) a discount rate of 13%. The estimates used in the model to determine fair value are based on observable historical data of the underlying collateral. The model anticipates that the housing market will gradually improve and that the underlying collateral will eventually all perform in accordance with the original contract terms on the bond. Should the number of loans in the underlying collateral that default and go into foreclosure or the severity of the losses in the underlying collateral significantly change, the results of the model would be impacted. The Company will continue to evaluate the actual historical performance of the underlying collateral and will modify the assumptions used in the model as necessary.

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2013	$27,852
Principal paydowns	(4,154)
Total unrealized gains (losses) included in:
Other comprehensive income	1,182
Impairment realized in earnings	(817)

Balance at December 31, 2014	$24,063

        Certain financial instruments are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the period ended December 31, 2014 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net (Credit) Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$29,501	$—	$—	$29,501	$(1,557)
Other real estate owned	6,112	—	—	6,112	597

        The following table represents financial instruments measured at fair value on a non-recurring basis as of and for the year ended December 31, 2013 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$28,391	$—	$—	$28,391	$13,229
Other real estate owned	16,329	—	—	16,329	1,204

        The Company's assets measured at fair value on a non-recurring basis are limited to impaired loans and other real estate owned. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired loans is derived in accordance with FASB ASC 310, "Receivables". Impaired loans are primarily comprised of collateral-dependent commercial loans. Understanding that as the primary sources of loan repayments decline, the secondary repayment source comes into play and correctly evaluating the fair value of that secondary source, the collateral, becomes even more important. Re-measurement of the impaired loan to fair value is done through a specific valuation allowance included in the allowance for probable loan losses. The fair value of impaired loans is based on the fair value of the collateral, as determined through either an appraisal or evaluation process. The basis for the Company's appraisal and appraisal review process is based on regulatory guidelines and strives to comply with all regulatory appraisal laws, regulations and the Uniform Standards of Professional Appraisal Practice. All appraisals and evaluations are "as is" (the property's highest and best use) valuations based on the current conditions of the property/project at that point in time. The determination of the fair value of the collateral is based on the net realizable value, which is the appraised value less any closing costs, when applicable. As of December 31, 2014, the Company had $65,551,000 of impaired commercial collateral dependent loans, of which $52,092,000 had an appraisal performed within the immediately preceding twelve months and of which $5,307,000 had an evaluation performed within the immediately preceding twelve months. As of December 31, 2013, the Company had $64,585,000 of impaired commercial collateral dependent loans, of which $50,346,000 had an appraisal performed within the immediately preceding twelve months and of which $0 had an evaluation performed within the immediately preceding twelve months.

        The determination to either seek an appraisal or to perform an evaluation begins in weekly credit quality meetings, where the committee analyzes the existing collateral values of the impaired loans and where obsolete appraisals are identified. In order to determine whether the Company would obtain a new appraisal or perform an internal evaluation to determine the fair value of the collateral, the credit committee reviews the existing appraisal to determine if the collateral value is reasonable in view of the current use of the collateral and the economic environment related to the collateral. If the analysis of the existing appraisal does not find that the collateral value is reasonable under the current circumstances, the Company would obtain a new appraisal on the collateral or perform an internal evaluation of the collateral. The ultimate decision to get a new appraisal rests with the independent credit administration group. A new appraisal is not required if an internal evaluation, as performed by in-house experts, is able to appropriately update the original appraisal assumptions to reflect current market conditions and provide an estimate of the collateral's market value for impairment analysis. The internal evaluations must be in writing and contain sufficient information detailing the analysis, assumptions and conclusions and they must support performing an evaluation in lieu of ordering a new appraisal.

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly through a charge to operations. Other real estate owned is included in other assets on the consolidated financial statements. For the twelve months ended December 31, 2014 and December 31, 2013, respectively the Company recorded $367,000 and $402,000 in charges to the allowance for probable loan losses in connection with loans transferred to other real estate owned. For the twelve months ended December 31, 2014 and December 31, 2013, respectively, the Company recorded $597,000 and $1,204,000 in adjustments to fair value in connection with other real estate owned.

        The fair value estimates, methods, and assumptions for the Company's financial instruments at December 31, 2014 and December 31, 2013 are outlined below.

Cash and Cash Equivalents

        For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

        The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

        For investment securities, which include U. S. Treasury securities, obligations of other U. S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2.

Loans

        Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

        For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. Fixed rate performing loans are within Level 3 of the fair value hierarchy. At December 31, 2014, and December 31, 2013, the carrying amount of fixed rate performing loans was $1,352,147,000 and $1,243,252,000 respectively, and the estimated fair value was $1,285,648,000 and $1,196,916,000, respectively.

Accrued Interest

        The carrying amounts of accrued interest approximate fair value.

Deposits

        The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2014 and December 31, 2013. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. Time deposits are within Level 3 of the fair value hierarchy. At December 31, 2014 and December 31, 2013, the carrying amount of time deposits was $2,482,692,000 and $2,651,303,000, respectively, and the estimated fair value was $2,480,390,000 and $2,649,452,000, respectively.

Securities Sold Under Repurchase Agreements

        Securities sold under repurchase agreements include both short and long-term maturities. Due to the contractual terms of the short-term instruments, the carrying amounts approximated fair value at December 31, 2014 and December 31, 2013. The fair value of the long-term instruments is based on established market spreads using option adjusted spread methodology. Long-term repurchase agreements are within level 3 of the fair value hierarchy. At December 31, 2014 and December 31, 2013, respectively, the carrying amount of long-term repurchase agreements was $610,000,000 and $710,000,000 and the estimated fair value was $558,097,100 and $792,215,500, respectively.

Junior Subordinated Deferrable Interest Debentures

        The Company currently has floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2014 and December 31, 2013.

Other Borrowed Funds

        The Company currently has short and long-term borrowings issued from the Federal Home Loan Bank ("FHLB"). Due to the contractual terms of the short-term borrowings, the carrying amounts approximated fair value at December 31, 2014 and December 31, 2013. The fair value of the long-term borrowings is based on established market spreads for similar types of borrowings. The long-term borrowings are included in Level 2 of the fair value hierarchy. At December 31, 2014 and December 31, 2013, the carrying amount of the long-term FHLB borrowings was $6,244,000 and $8,950,000 respectively, and the estimated fair value was $6,645,000 and $8,950,000, respectively.

Commitments to Extend Credit and Letters of Credit

        Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

Limitations

        Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

        Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.